iShares
®
LifePath Retirement ETF
Schedule of Investments
(unaudited)
October 31, 2023
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Investment Companies
(a)
Domestic Equity  —  25.0%
iShares Core U.S. REIT ETF ................. 733 $ 33,044
iShares Russell 1000 ETF ................... 2,450 561,809
iShares Russell 2000 ETF ................... 114 18,755
613,608
a
Domestic Fixed Income  —  45.8%
iShares 0-5 Year TIPS Bond ETF .............. 2,399 233,015
iShares 10+ Year Investment Grade Corporate Bond
ETF ................................ 1,201 54,069
iShares 10-20 Year Treasury Bond ETF .......... 1,917 180,543
iShares 1-5 Year Investment Grade Corporate Bond
ETF ................................ 2,726 135,400
iShares 5-10 Year Investment Grade Corporate Bond
ETF ................................ 1,830 87,273
iShares U.S. Treasury Bond ETF .............. 20,098 436,730
1,127,030
a
International Equity  —  14.1%
iShares Core MSCI Emerging Markets ETF ....... 1,939 89,078
iShares Core MSCI International Developed Markets
ETF ................................ 4,080 229,908
iShares Global Infrastructure ETF .............. 641 27,005
345,991
a
Security Shares Value
a
Mortgage-Backed Securities  —  15.0%
iShares MBS ETF ........................ 4,262 $ 369,174
a
Total Long-Term Investments — 99.9%
(Cost: $2,497,654) .................................. 2,455,803
a
Short-Term Securities
Money Market Funds  —  0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares,
5.33%
(a)(b)
............................ 2,346 2,346
a
Total Short-Term Securities — 0.1%
(Cost: $2,346) ..................................... 2,346
Total Investments — 100.0%
(Cost: $2,500,000) .................................. 2,458,149
Other Assets Less Liabilities — 0.0% ..................... 11
Net Assets — 100.0% ................................. $ 2,458,160
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
10/17/23
(a)
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/23
  Shares Held
at 10/31/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency
Shares ........ $ — $ 2,346
(b)
$ — $ — $ — $ 2,346 2,346 $ 11 $ —
iShares 0-5 Year TIPS
Bond ETF ...... — 232,344 — — 671 233,015 2,399 — —
iShares 10+ Year
Investment Grade
Corporate Bond ETF — 54,919 — — (850) 54,069 1,201 — —
iShares 10-20 Year
Treasury Bond ETF — 182,347 — — (1,804) 180,543 1,917 — —
iShares 1-5 Year
Investment Grade
Corporate Bond ETF — 134,893 — — 507 135,400 2,726 — —
iShares 5-10 Year
Investment Grade
Corporate Bond ETF — 87,411 — — (138) 87,273 1,830 — —
iShares Core MSCI
Emerging Markets
ETF .......... — 92,406 — — (3,328) 89,078 1,939 — —
iShares Core MSCI
International
Developed Markets
ETF .......... — 237,284 — — (7,376) 229,908 4,080 — —
iShares Core U.S. REIT
ETF .......... — 34,942 — — (1,898) 33,044 733 — —
iShares Global
Infrastructure ETF — 27,486 — — (481) 27,005 641 — —

Schedule of Investments
(unaudited) (continued)
October 31, 2023
iShares
®
LifePath Retirement ETF
2
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates (continued)
Affiliated Issuer
Value at
10/17/23
(a)
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/23
  Shares Held
at 10/31/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
iShares MBS ETF .. $ — $ 369,647 $ — $ — $ (473) $ 369,174 4,262 $ — $ —
iShares Russell 1000
ETF .......... — 586,923 — — (25,114) 561,809 2,450 — —
iShares Russell 2000
ETF .......... — 19,944 — — (1,189) 18,755 114 — —
iShares U.S. Treasury
Bond ETF ...... — 437,108 — — (378) 436,730 20,098 — —
$ — $ (41,851)
$ 2,458,149
$ 11 $ —
(a)
Commencement of operations.
(b)
Represents net amount purchased (sold).
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 2,455,803 $ — $ — $ 2,455,803
Short-Term Securities
Money Market Funds ...................................... 2,346 — — 2,346
$ 2,458,149 $ — $ — $ 2,458,149